Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Stock based compensation
Stock-based compensation

The following table summarizes stock-based compensation expense recognized during 2015, 2014 and 2013:

Year Ended December 31,	2015	2014	2013
(Dollars in thousands)
Stock option awards	$18,431	$15,802	$12,973
Restricted stock unit awards	20,067	17,968	15,535
Deferred compensation bonus and matching stock unit awards	622	690	550
Awards under Non-Employee Director compensation plan	1,280	1,333	1,280
Total stock-based compensation, before income taxes	40,400	35,793	30,338
Income tax benefit	(15,267)	(13,519)	(11,459)
Total stock-based compensation expense, net of income taxes	$25,133	$22,274	$18,879

Stock-based compensation, allocation by financial statement line item

The following table provides a summary of the stock-based compensation expense included in the Consolidated Statement of Operations for the years ended:

December 31,	2015	2014	2013
(Dollars in thousands)
Selling, general and administrative expense	$37,465	$32,505	$27,130
Cost of services and products	2,935	3,288	3,208
Total stock-based compensation	$40,400	$35,793	$30,338

Stock-based compensation, fair value assumptions

TDS estimated the fair value of stock options granted in 2015, 2014 and 2013 using the Black Scholes valuation model and the assumptions shown in the table below:

	2015	2014	2013
Expected life	6.1 years	5.8 years	5.7 years
Expected annual volatility rate	30.8%	39.6%	41.0%
Dividend yield	1.9%	2.0%	2.3%
Risk-free interest rate	1.8%	1.8%	1.0%
Estimated annual forfeiture rate	3.2%	2.9%	2.9%

U.S. Cellular estimated the fair value of stock options granted during 2015, 2014 and 2013 using the Black-Scholes valuation model and the assumptions shown in the table below.

	2015	2014	2013
Expected life	4.6 years	4.5 years	4.6-9.0 years
Expected annual volatility rate	30.1%	28.0%-28.1%	29.2%-39.6%
Dividend yield	0%	0%	0%
Risk-free interest rate	1.2%	1.4%-1.5%	0.7%-2.4%
Estimated annual forfeiture rate	9.7%	9.4%	0.0%-8.1%

Summary of stock options

A summary of TDS stock options (total and portion exercisable) and changes during 2015, is presented in the tables and narrative below.

				Weighted
				Average
		Weighted		Remaining
		Average	Aggregate	Contractual
	Number of	Exercise	Intrinsic	Life
Common Share Options	Options	Prices	Value	(in years)
Outstanding at December 31, 2014	9,140,000	$30.25
(6,487,000 exercisable)		32.93
Granted	998,000	29.26
Exercised	(575,000)	23.11
Forfeited	(21,000)	26.30
Expired	(407,000)	37.09
Outstanding at December 31, 2015	9,135,000	$30.29	$9,531,000	5.3
(6,009,000 exercisable)		$32.54	$5,548,000	3.8

A summary of U.S. Cellular stock options outstanding (total and portion exercisable) and changes during 2015, is presented in the table below:

				Weighted
				Average
		Weighted		Remaining
		Average	Aggregate	Contractual
	Number of	Exercise	Intrinsic	Life
Common Share Options	Options	Price	Value	(in years)
Outstanding at December 31, 2014	3,388,000	$41.51
(1,586,000 exercisable)		45.28
Granted	1,279,000	36.42
Exercised	(321,000)	32.94
Forfeited	(110,000)	37.57
Expired	(134,000)	43.77
Outstanding at December 31, 2015	4,102,000	$40.62	$11,292,000	6.8
(1,849,000 exercisable)		$44.33	$3,733,000	4.6

Summary of nonvested restricted stock units

A summary of TDS nonvested restricted stock units and changes during 2015, is presented in the table below:

Common Restricted Stock Units	Number	Weighted Average
		Grant Date
		Fair Value
Nonvested at December 31, 2014	692,000	$23.20
Granted	368,000	$27.57
Forfeited	(16,000)	$25.60
Nonvested at December 31, 2015	1,044,000	$24.70

A summary of U.S. Cellular nonvested restricted stock units at December 31, 2015 and changes during the year then ended is presented in the table below:

Common Restricted Stock Units	Number	Weighted Average
		Grant Date
		Fair Value
Nonvested at December 31, 2014	1,142,000	$35.60
Granted	478,000	37.24
Vested	(349,000)	34.05
Forfeited	(77,000)	35.76
Nonvested at December 31, 2015	1,194,000	$36.70